INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income tax provision

	For the years ended December 31,
	2021	2022	2023
	US$’000	US$’000	US$’000
Income tax:
Current year	901	920	150
Deferred tax	–	–	(1)
Income tax expense (benefit)	901	920	149

Schedule of income tax expense

	For the years ended December 31,
	2021	2022	2023
	US$’000	US$’000	US$’000
Income before tax expenses:	5,601	5,535	1,235

Tax at the domestic income tax rate	952	941	210
Tax effect of expenses that are not deductible in determining taxable profit	12	12	21
Non-taxable incomes	(19)	(6)	(7)
Tax exemption	(19)	(26)	(15)
Capital allowances and rebate	*	(1)	(155)
Others	(25)	–	95
	901	920	149

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*	denotes amount less than US$1,000.